Offerings	Aug. 14, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Series A Convertible Perpetual Preferred Stock
Amount Registered | shares	79,000
Proposed Maximum Offering Price per Unit	1,000.00
Maximum Aggregate Offering Price	$ 79,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 12,094.90
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional shares of Common Stock, no par value per share, and Series A Convertible Perpetual Preferred Stock, no par value per share, of the registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions. The offering price per share and aggregate offering price are estimated solely for the purpose of determining the registration fee in accordance with Rule 457(o) under the Securities Act. There currently is no public market for the shares of Series A Convertible Perpetual Preferred Stock being registered hereunder. The proposed maximum aggregate offering price of the Series A Convertible Perpetual Preferred Stock being registered hereunder represents the purchase price of $1,000 per share paid by the selling stockholders named herein in connection with the sale of the Series A Convertible Perpetual Preferred Stock to the selling stockholders pursuant to the Securities Purchase Agreement, dated December 27, 2024, between the registrant and the investors party thereto.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock Underlying the Series A Convertible Perpetual Preferred Stock
Amount Registered | shares	82,176,842
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act, there is also being registered hereby such indeterminate number of additional shares of Common Stock, no par value per share, and Series A Convertible Perpetual Preferred Stock, no par value per share, of the registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions. Pursuant to Rule 457(i) under the Securities Act, there is no additional filing fee payable with respect to the shares of Common Stock issuable upon conversion of the Series A Convertible Perpetual Preferred Stock because no additional consideration will be received in connection with the exercise of the conversion privilege.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock Underlying the Warrants
Amount Registered | shares	61,632,647
Proposed Maximum Offering Price per Unit	1.7650
Maximum Aggregate Offering Price	$ 108,781,622.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 16,654.47
Offering Note	Pursuant to Rule 416 under the Securities Act, there is also being registered hereby such indeterminate number of additional shares of Common Stock, no par value per share, and Series A Convertible Perpetual Preferred Stock, no par value per share, of the registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions. The offering price per share and aggregate offering price are estimated solely for the purpose of determining the registration fee in accordance with Rule 457(c) and 457(g) under the Securities Act, calculated as the product of (i) 61,632,647 shares of Common Stock (the number of shares of Common Stock issuable upon exercise of the Warrants), multiplied by (ii) $1.7650 per share of Common Stock, which is the average of the high and low prices for a share of the registrant’s Common Stock as reported on the Nasdaq Global Select Market on August 12, 2025, which date is a date within five business days of the filing of this registration statement.